Share-based Payments - Summary of Terms and Conditions, Relating to the Grants of the Non-vested Stock Award under the Equity Compensation Plan (Detail) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
April, 2015 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments	4,915
Vesting conditions	15% first three anniversaries, 25% fourth, 30% fifth anniversary
Contractual life	5 years
June, 2015 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments	5,839
Vesting conditions	15% first three anniversaries, 25% fourth, 30% fifth anniversary
Contractual life	5 years
February, 2016 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments	147,000
Vesting conditions	15% first three anniversaries, 25% fourth, 30% fifth anniversary
Contractual life	5 years
February, 2016 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments	63,000
Vesting conditions	Fifth anniversary
Contractual life	5 years
May, 2016 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments	7,899
Vesting conditions	15% first three anniversaries, 25% fourth, 30% fifth anniversary
Contractual life	5 years
February, 2017 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments	22,012
Vesting conditions	One-third every anniversary
Contractual life	3 years
February, 2018 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments	21,556
Vesting conditions	7% first month, 31% first three anniversaries
Contractual life	3 years
February, 2018 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments	14,379
Vesting conditions	33% first three anniversaries
Contractual life	3 years
February, 2018 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments	1,316
Vesting conditions	15% first three anniversaries, 25% fourth, 30% fifth anniversary
Contractual life	5 years
July, 2018 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments	6,104
Vesting conditions	Third anniversary
Contractual life	3 years
February, 2017 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments	11,980
Vesting conditions	One-third every anniversary
Contractual life		3 years
February, 2017 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments	2,237
Vesting conditions	Third anniversary
Contractual life		3 years
February, 2019 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments	15,951
Vesting conditions	1% first month, 33% first three anniversaries
Contractual life		3 years
June, 2019 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments	9,256
Vesting conditions	33% first three anniversaries
Contractual life		3 years
June, 2019 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments	977
Vesting conditions	33% first three anniversaries
Contractual life		3 years
August, 2019 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments	1,039
Vesting conditions	33% first three anniversaries
Contractual life		3 years
December, 2019 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments	1,724
Vesting conditions	100% first anniversary
Contractual life		1 year